PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 544,326,125	$ 559,006,119
Depreciation of property, plant and equipment	31,361,026	$ 28,007,943	$ 52,250,595
Long-lived asset impairment	1,622,588		$ 158,424,827
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	313,290,516	$ 233,230,935
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	389,373,554	351,409,724
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	22,418,768	18,469,913
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	293,331	257,408
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(188,680,279)	(169,264,463)
Total	536,695,889	434,103,517
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 7,630,236	$ 124,902,602